Note 6 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,493	$ 2,876	$ 37,756	$ 11,710
E-Commerce Revenue [Member]
Revenue	17,493		10,977	11,710
Healthcare Operations [Member]
Revenue		2,876	26,779	0
Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member]
Revenue	11,324	0	21,412	0
Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member] | E-Commerce Revenue [Member]
Revenue	11,324		0	0
Pharmacy Prescription and Other Revenue, Net of PBM Fees [Member] | Healthcare Operations [Member]
Revenue		0	21,412	0
E-Commerce [Member]
Revenue			10,977	11,710
E-Commerce [Member] | E-Commerce Revenue [Member]
Revenue	2,865		10,977	11,710
E-Commerce [Member] | Healthcare Operations [Member]
Revenue		2,876	0	0
Pharmacy Prescription, Other Revenue and E-Commerce [Member]
Revenue			32,389	11,710
Pharmacy Prescription, Other Revenue and E-Commerce [Member] | E-Commerce Revenue [Member]
Revenue	14,189		10,977	11,710
Pharmacy Prescription, Other Revenue and E-Commerce [Member] | Healthcare Operations [Member]
Revenue		2,876	21,412	0
Pharmacy 340B Contract [Member]
Revenue	3,304	0	5,367	0
Pharmacy 340B Contract [Member] | E-Commerce Revenue [Member]
Revenue	$ 3,304		0	0
Pharmacy 340B Contract [Member] | Healthcare Operations [Member]
Revenue		$ 0	$ 5,367	$ 0